MainStay MacKay DefinedTerm Municipal Opportunities Fund
Portfolio of Investments August 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 167.4%
Arizona 0.4% (0.2% of Managed Assets)
Industrial Development Authority of the City of Phoenix (The), Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	$ 1,730,000	$ 1,700,010
California 25.4% (15.6% of Managed Assets)
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/36 (a)	5,000,000	5,159,774
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (a)	2,405,000	2,383,484
City of Sacramento CA, Water, Revenue Bonds
5.00%, due 9/1/42 (b)	19,500,000	20,006,474
Fontana Unified School District, Election 2006, Unlimited General Obligation
Insured: BAM
3.00%, due 8/1/41	2,000,000	1,628,481
Hayward Unified School District, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/40	2,000,000	1,990,523
Los Angeles Department of Water & Power System, Revenue Bonds
Series A
5.00%, due 7/1/47 (b)	28,900,000	30,802,920
Regents of the University of California Medical Center Pooled, Revenue Bonds
5.00%, due 5/15/47 (b)	10,000,000	10,988,756
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/52	6,000,000	6,759,784
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/51 (a)	5,955,000	6,181,544
San Francisco City & County Airport Commission, International Airport, Revenue Bonds
Series B
5.00%, due 5/1/46 (a)(b)	9,500,000	9,772,670
Sweetwater Union High School District, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/47	5,000,000	4,784,091
University of California, Regents Medical Center, Revenue Bonds
Series J
5.00%, due 5/15/43 (b)	23,260,000	23,565,140
		124,023,641
Colorado 5.0% (3.1% of Managed Assets)
City & County of Denver CO, Airport System, Revenue Bonds (a)
Series A
4.00%, due 12/1/43 (b)	12,500,000	11,735,666
Series A
5.50%, due 11/15/35	3,000,000	3,378,289
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,950,000	3,784,146

	Principal Amount	Value
Colorado
Dominion Water & Sanitation District, Revenue Bonds
6.00%, due 12/1/46	$ 3,373,000	$ 3,445,699
Sterling Ranch Community Authority Board, Metropolitan District No. 2, Revenue Bonds
Series A
4.25%, due 12/1/50	1,000,000	845,732
Sterling Ranch Community Authority Board, Metropolitan District No. 3, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 12/1/30	1,315,000	1,321,611
		24,511,143
District of Columbia 0.6% (0.3% of Managed Assets)
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (c)	2,400,000	2,777,578
Florida 19.6% (12.0% of Managed Assets)
City of Miami Beach FL, Unlimited General Obligation
4.00%, due 5/1/44	15,000,000	14,493,282
County of Broward FL, Convention Center Expansion Project, Revenue Bonds
4.00%, due 9/1/51	3,500,000	3,156,183
Insured: BAM
4.00%, due 9/1/51	3,500,000	3,252,623
County of Broward FL, Convention Center Hotel, Revenue Bonds, First Tier
5.50%, due 1/1/55 (b)	15,600,000	17,544,507
County of Miami-Dade FL, Transit System, Revenue Bonds
5.00%, due 7/1/45	1,750,000	1,911,590
5.00%, due 7/1/46	1,750,000	1,908,296
JEA Electric System, Revenue Bonds
Series C
5.00%, due 10/1/37 (b)	12,980,000	12,997,425
Orange County Convention Center, Revenue Bonds
Series B
4.00%, due 10/1/33 (b)	25,000,000	25,521,480
South Broward Hospital District, Revenue Bonds
4.00%, due 5/1/48 (b)	15,750,000	14,802,055
		95,587,441
Georgia 0.5% (0.3% of Managed Assets)
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Insured: AGM
4.00%, due 1/1/44	2,470,000	2,341,874
Guam 2.3% (1.4% of Managed Assets)
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.00%, due 10/1/34 (a)	2,440,000	3,541,887
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.50%, due 7/1/43	7,550,000	7,744,205
		11,286,092

	Principal Amount	Value
Illinois 25.8% (15.9% of Managed Assets)
Chicago Board of Education, Unlimited General Obligation
Series A
7.00%, due 12/1/44	$ 2,880,000	$ 3,137,776
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/34	8,000,000	8,611,582
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation (d)
Series A
7.00%, due 12/1/46	4,000,000	4,505,549
Series B
7.00%, due 12/1/42	3,500,000	3,964,115
Chicago O'Hare International Airport, Revenue Bonds, Senior lien
Series A, Insured: AGM
5.25%, due 1/1/45 (a)	30,000,000	31,943,487
Chicago O'Hare International Airport, Customer Facility Charge, Revenue Bonds, Senior Lien
Insured: AGM-CR
5.75%, due 1/1/38	5,000,000	5,044,833
City of Chicago IL, Unlimited General Obligation
Series A
5.25%, due 1/1/27	3,000,000	3,128,680
Series A
5.50%, due 1/1/49	5,000,000	5,269,635
Series A
6.00%, due 1/1/38	7,180,000	7,723,665
Series E
5.50%, due 1/1/42	2,000,000	2,061,488
City of Chicago IL, Wastewater Transmission, Revenue Bonds, Second Lien
Series C
5.00%, due 1/1/32	7,120,000	7,403,550
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.00%, due 6/15/57	4,665,000	4,751,316
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	10,000,000	3,583,688
Sales Tax Securitization Corp., Revenue Bonds
Series C, Insured: BAM
5.25%, due 1/1/48 (b)	11,000,000	11,907,666
State of Illinois, Unlimited General Obligation
5.25%, due 7/1/31 (b)	20,000,000	20,348,578
5.50%, due 5/1/30	2,500,000	2,797,764
		126,183,372
Indiana 3.0% (1.8% of Managed Assets)
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series A, Insured: AGM
4.00%, due 6/1/39 (b)	14,880,000	14,656,593

	Principal Amount	Value
Kentucky 0.3% (0.2% of Managed Assets)
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Obligated Group, Revenue Bonds
Series A
3.00%, due 10/1/43	$ 2,000,000	$ 1,483,755
Massachusetts 1.5% (0.9% of Managed Assets)
Massachusetts Development Finance Agency, North Eastern University Issue, Revenue Bonds
Series A
5.00%, due 3/1/44 (b)	7,000,000	7,090,309
Michigan 10.1% (6.2% of Managed Assets)
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Senior Lien
Series B, Insured: AGM-CR
5.00%, due 7/1/34 (b)	24,940,000	26,732,027
Michigan Finance Authority, Trinity Health Group, Revenue Bonds
Series 2016MI
5.25%, due 12/1/41 (b)	21,630,000	22,819,326
		49,551,353
Nevada 8.3% (5.1% of Managed Assets)
Clark County School District, Tax Building, Limited General Obligation
Series A, Insured: BAM
5.00%, due 6/15/34 (b)	9,680,000	10,606,513
County of Clark NV, Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue, Revenue Bonds
Insured: AGM
4.00%, due 7/1/40 (b)	8,500,000	8,410,954
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.00%, due 7/1/43 (b)	20,000,000	21,329,814
		40,347,281
New Hampshire 0.9% (0.6% of Managed Assets)
Manchester Housing and Redevelopment Authority, Inc., Meals & Rooms Tax, Revenue Bonds
Series B, Insured: ACA
(zero coupon), due 1/1/24	4,740,000	4,491,994
New Jersey 4.1% (2.5% of Managed Assets)
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
5.25%, due 9/15/29	5,000,000	5,055,459
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	3,400,000	3,270,595
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
4.00%, due 6/15/44	1,000,000	925,356
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/31	10,000,000	10,679,784

	Principal Amount	Value
New Jersey
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	$ 300,000	$ 309,956
		20,241,150
New York 19.4% (11.9% of Managed Assets)
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.00%, due 11/15/45 (b)	22,695,000	23,112,400
Series E-1
1.08%, due 11/15/50 (e)	5,000,000	5,000,000
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A
4.00%, due 5/1/43	5,000,000	4,784,200
Series C
5.00%, due 2/1/51	3,500,000	3,782,773
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 3
7.25%, due 11/15/44 (b)(d)	10,890,000	11,100,515
New York Liberty Development Corp., Port Authority of New York & New Jersey, Revenue Bonds
Series 1WTC
3.00%, due 2/15/42	5,080,000	4,195,501
New York State Housing Finance Agency, Revenue Bonds
Series P
3.15%, due 11/1/54	2,375,000	1,815,001
New York State Urban Development Corp., State of New York Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/41	2,000,000	1,922,739
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/36 (a)(b)	20,000,000	20,015,594
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/47	5,000,000	4,698,286
Port Authority of New York & New Jersey, Revenue Bonds
5.50%, due 8/1/52 (a)(b)	10,000,000	10,955,985
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	3,395,000	3,480,187
		94,863,181
Ohio 0.7% (0.4% of Managed Assets)
Ohio Higher Educational Facility Commission, University Circle, Inc., Revenue Bonds, Senior Lien
5.00%, due 1/15/50	3,200,000	3,259,036
Pennsylvania 6.2% (3.8% of Managed Assets)
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds
5.00%, due 5/1/42 (d)	1,000,000	1,021,418

	Principal Amount	Value
Pennsylvania
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	$ 2,370,000	$ 2,393,445
County of Lehigh PA, Unlimited General Obligation
3.00%, due 11/15/43	3,340,000	2,701,161
Pennsylvania Economic Development Financing Authority, Capital Region Parking System, Revenue Bonds
Series B, Insured: County Guaranteed
6.00%, due 7/1/53 (b)	14,260,000	14,674,749
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, Insured: AGM
4.00%, due 12/1/49 (b)	7,470,000	7,302,177
Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., Revenue Bonds
8.20%, due 12/1/43	2,000,000	2,036,588
		30,129,538
Puerto Rico 13.6% (8.4% of Managed Assets)
Children's Trust Fund, Asset-Backed, Revenue Bonds
5.50%, due 5/15/39	12,965,000	13,167,570
Commonwealth of Puerto Rico, Restructured, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	8,500,000	7,964,637
Puerto Rico Electric Power Authority, Revenue Bonds (f)
Series DDD, Insured: AGM
3.625%, due 7/1/23	755,000	752,740
Series DDD, Insured: AGM
3.65%, due 7/1/24	2,830,000	2,813,061
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	1,130,000	1,132,839
Series PP, Insured: NATL-RE
5.00%, due 7/1/25	165,000	165,415
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	310,000	315,909
Puerto Rico Highway & Transportation Authority, Revenue Bonds (f)
Series AA-1, Insured: AGM
4.95%, due 7/1/26	5,575,000	5,578,927
Series D, Insured: AGM
5.00%, due 7/1/32	960,000	967,041
Series N, Insured: AMBAC
5.25%, due 7/1/31	3,485,000	3,520,304
Series N, Insured: AMBAC
5.50%, due 7/1/29	1,025,000	1,049,210
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	2,770,000	2,810,463
Series A, Insured: AGM
5.00%, due 8/1/30	1,685,000	1,709,614
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
4.55%, due 7/1/40	2,500,000	2,499,984

	Principal Amount	Value
Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
4.75%, due 7/1/53	$ 7,000,000	$ 6,694,117
Series A-1
5.00%, due 7/1/58	15,940,000	15,463,502
		66,605,333
South Carolina 3.1% (1.9% of Managed Assets)
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds
Series A
4.00%, due 10/1/48 (b)(g)	10,000,000	10,163,548
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series A, Insured: BAM
4.00%, due 12/1/52	5,000,000	4,712,343
		14,875,891
Tennessee 0.5% (0.3% of Managed Assets)
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/54 (a)	2,500,000	2,556,194
Texas 5.2% (3.2% of Managed Assets)
City of Georgetown TX, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52 (b)	7,500,000	8,161,722
Grand Parkway Transportation Corp., Revenue Bonds, First Tier
Insured: AGM-CR
4.00%, due 10/1/49	10,000,000	9,668,358
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM, NATL-RE
(zero coupon), due 11/15/38	175,000	72,880
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/28	50,000	38,715
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	260,000	104,832
Mission Economic Development Corp., Natgasoline LLC, Revenue Bonds, Senior Lien
4.625%, due 10/1/31 (a)(d)	2,000,000	2,030,008
Texas Water Development Board, State Water Implementation, Revenue Bonds
Series A
5.00%, due 10/15/45	5,000,000	5,325,001
		25,401,516
U.S. Virgin Islands 3.4% (2.1% of Managed Assets)
Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A
5.00%, due 10/1/30	1,570,000	1,652,619
Series A
5.00%, due 10/1/32	1,570,000	1,655,923

	Principal Amount	Value
U.S. Virgin Islands
Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A
5.00%, due 10/1/39	$ 4,710,000	$ 4,889,706
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (d)	2,980,000	2,930,119
Series A
5.00%, due 10/1/32	3,020,000	2,924,083
Series A, Insured: AGM-CR
5.00%, due 10/1/32	2,690,000	2,703,141
		16,755,591
Utah 2.4% (1.5% of Managed Assets)
Intermountain Power Agency, Revenue Bonds
5.00%, due 7/1/43 (b)	10,580,000	11,551,271
Virginia 1.0% (0.6% of Managed Assets)
Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds, Senior Lien
Series B-1
5.00%, due 6/1/47	5,000,000	5,000,093
Washington 2.2% (1.4% of Managed Assets)
State of Washington, Various Purpose, Unlimited General Obligation
Series A
5.00%, due 8/1/47	6,500,000	7,182,877
Series R-A
4.00%, due 2/1/37	3,500,000	3,566,366
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 6/1/49	115,000	116,037
		10,865,280
West Virginia 0.6% (0.4% of Managed Assets)
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Revenue Bonds
Series A
4.00%, due 6/1/51	3,405,000	3,150,920
Wisconsin 1.3% (0.8% of Managed Assets)
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (d)	500,000	503,015

	Principal Amount	Value
Wisconsin
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds
Series A
5.00%, due 10/1/39 (d)	$ 5,750,000	$ 5,759,952
		6,262,967
Total Investments (Cost $819,950,981)	167.4%	817,550,397
Floating Rate Note Obligations (h)	(62.6)	(305,955,000)
Other Assets, Less Liabilities	(4.8)	(23,206,779)
Net Assets Applicable to Common Shares	100.0%	$ 488,388,618

†	Percentages indicated are based on Fund net assets applicable to Common shares.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(c)	Step coupon—Rate shown was the rate in effect as of August 31, 2022.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Bond insurance is paying principal and interest, since the issuer is in default.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of August 31, 2022.
(h)	Face value of Floating Rate Notes issued in TOB transactions.
"Managed Assets" is defined as the Fund’s total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued), which was $795,915,584 as of August 31, 2022.
Abbreviation(s):
ACA—ACA Financial Guaranty Corp.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$ —	$ 817,550,397	$ —	$ 817,550,397

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay DefinedTerm Municipal Opportunities Fund
Notes to Portfolio of Investments August 31, 2022 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
The Board of Trustees (the "Board") of the MainStay MacKay DefinedTerm Municipal Opportunities Fund (the "Fund") adopted procedures establishing methodologies for the valuation of the Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of August 31, 2022, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended August 31, 2022, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. No securities held by the Fund as of August 31, 2022, were fair valued in such a manner.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.